DEBT FACILITY (Details) - USD ($) $ in Thousands		12 Months Ended
	May. 18, 2016	Feb. 29, 2016	Feb. 28, 2015
Debt Facility
Debt facility			$ 32,400
Long-term credit facility, weighted average debt outstanding		$ 29,765	20,304
Long-term credit facility, interest expense during period		2,007	1,401
Interest expense related to deferred financing cost		$ 55	187
Period during which company is restricted from acquiring capital assets over a threshold amount		6 months
Repayments of debt facility		$ 11,548
Minimum
Debt Facility
Long-term credit facility, interest rate above base rate		3.00%
Bank Cash Requirement		$ 1,000	10,000
Maximum
Debt Facility
Long-term credit facility, interest rate above base rate		4.00%
Comerica Bank and Export Development Canada | Line of Credit
Debt Facility
Long-term credit facility, borrowing capacity		$ 40,000	40,000
Debt facility		22,152	32,400
Comerica Bank and Export Development Canada | Line of Credit | Subsequent Event
Debt Facility
Repayments of debt facility	$ 3,285
Comerica Bank and Export Development Canada | Line of Credit | Forbearance Agreement
Debt Facility
Long-term credit facility, borrowing capacity		35,000
Bank Cash Requirement		1,000
Comerica Bank and Export Development Canada | Letter of Credit
Debt Facility
Long-term credit facility, borrowing capacity		4,000	4,000
Debt facility		$ 1,853	$ 1,864